Inventories, Net and Cost of sales	12 Months Ended
Dec. 31, 2023
Inventories, Net and Cost of sales [Abstract]
Inventories, Net and Cost of sales

Note 11. Inventories, net and Cost of sales

Note 11.1. Inventories, net

	As at December 31,
	2023	2022
Inventories (1)	2,352,735	2,640,995
Raw materials	28,367	29,105
Inventories in transit	22,312	73,066
Real estate project inventories (2)	18,003	3,213
Materials, spares, accessories and consumable packaging	15,884	18,941
Production in process	102	5,123
Total inventories	2,437,403	2,770,443

(1)	The movement of the losses on inventory obsolescence and damages, included as lower value in inventories, during the reporting periods is shown below:

Balance at December 31, 2020	18,316
Loss recognized during the period (Note 11.2.)	5,251
Loss reversal (Note 11.2.)	(11,095)
Effect of exchange difference from translation into presentation currency	(113)
Balance at December 31, 2021	12,359
Loss recognized during the period (Note 11.2.)	2,313
Loss reversal (Note 11.2.)	(500)
Effect of exchange difference from translation into presentation currency	(1,022)
Balance at December 31, 2022	13,150
Loss recognized during the period (Note 11.2.)	10,195
Loss reversal (Note 11.2.)	(1,280)
Effect of exchange difference from translation into presentation currency	(2,482)
Balance at December 31, 2023	19,583

(2)	For 2023, represents López de Galarza real estate project for $776 and Éxito Occidente real estate project for $17,227 (Note 14). For 2022, represented López de Galarza real estate project for $776 and Galeria La 33 real estate projects for $2,437.

At December 31, 2023 and 2022, there are no restrictions or liens on the sale of inventories.

Note 11.2. Cost of sales

The following is the information related with the cost of sales, allowance for losses on inventory obsolescence and damages, and allowance reversal on inventories:

	Year ended December 31,
	2023	2022	2021
Cost of goods sold (1)	17,578,059	17,086,294	13,794,658
Trade discounts and purchase rebates	(2,779,271)	(2,490,381)	(1,965,335)
Logistics costs (2)	625,289	579,791	493,630
Damage and loss	263,052	202,573	171,747
Allowance (reversal) for inventory losses, net (Note 11.1)	8,915	1,813	(5,844)
Total cost of sales	15,696,044	15,380,090	12,488,856

(1)	The annual period ended December 31, 2023 includes $29,095 of depreciation and amortization cost (December 31, 2022 - $28,248, and December 31, 2021 - $21,341)).

(2)	The annual period ended December 31, 2023 includes $341,838 of employee benefits (December 31, 2022 - $308,614, and December 31, 2021 - $274,557) and $76,279 of depreciation and amortization cost (December 31, 2022 - $70,011, and December 31, 2021 - $60,970).